Share Capital (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Activity under Equity Incentive Plan
The following table summarizes the activity under the Plan for the indicated periods:

Available
for grant

Balance as of January 1, 2012	$478
Options forfeited	260
Option pool increase	520
Options granted	(1,005)

Balance as of December 31, 2012	252
Options forfeited	47
Option pool increase	200
Options granted	(395)

Balance as of December 31, 2013	$104

Schedule of Stock Option Activity
The following table summarizes the company's stock option activity under the Plan (in thousands, except weighted average exercise price):

	Years ended December 31
	2011		2012		2013
		Weighted-		Weighted-		Weighted-
		average		average		average
	Shares	exercise	Shares	exercise	Shares	exercise
	option	price	option	price	option	Price
Balance at beginning
of year	15	$12.50	275	$7.18	1,020	$4.87
Grants	260	6.87	1,005	4.76	395	7.47
Forfeited	-	-	(260)	6.87	(47)	7.88

Balance at end of year	275	7.18	1,020	4.87	1,368	5.30

Exercisable at end
of year	5	$12.50	10	$12.50	-	-

Schedule of Options Outstanding by Exercise Price Range
The following table summarizes the Company's stock option activity under the Plan (in thousands, except weighted average exercise price and weighted average remaining contractual life):

	Options Outstanding
		Weighted
		average	Weighted		Weighted
		remaining	average		Average
	Number	contractual	exercise	Number	Exercise
Range of Exercise Price	outstanding	life (years)	price	Exercisable	price
$5.22-$6.85	1,070	5.68	4.6	-	-
$7.74-$8.03	298	6.64	7.78	-	-

Schedule of Weighted-Average Assumptions
The Company estimates the fair value of stock options using a Black-Scholes valuation model. The fair value of each option was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

	Year ended December 31
	2011	2012	2013
Expected stock price volatility	49.9%	42%-48.4%	34.27%-47.98%
Risk-free interest rate	1.2%	0.5%-1.2%	0.57%-1.99%
Dividend yield	3.4%	6.5%-8.1%	6.5%
Expected life of options (in years)	5	5	5

Schedule of Allocation of Stock-Based Compensation Charge
The following summarizes the allocation of stock-based compensation charge for the options and restricted share units granted:

	Year ended December 31
	2011	2012	2013
Cost of revenues	-	$17	$33
Sales and marketing	-	25	81
General and administrative	117	260	453

	$117	$302	$567
Tax benefit recognized in respect
of stock-based compensation
expenses	$27	-	-